Warrants (Details) - A summary of outstanding common stock warrants (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Total
Warrants Outstanding	68,114,249		68,114,249		70,379,320
Warrants Subject to Anti-Dilution	123,522,451	105,007,435	123,146,998	104,914,739	129,716,933	70,061,153
Warrant A [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant A [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	56,173,248		56,173,248		56,173,248
Exercise Price (in Dollars per Share)	$ 0.6200		$ 0.6200		$ 0.6200
Expiration Date	May 2016		May 2016		May 2016
Warrant B [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution			3,718,425		3,718,425
Warrant B [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	4,487,656		4,487,656		4,487,656
Exercise Price (in Dollars per Share)	$ 0.7800		$ 0.7800		$ 0.7800
Expiration Date	June and August 2014		June and August 2014		June and August 2014
Warrant C [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution			2,774,050		2,774,050
Warrant C [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	2,875,736		2,875,736		2,875,736
Exercise Price (in Dollars per Share)	$ 0.8400		$ 0.8400		$ 0.8400
Expiration Date	December 2014 and January 2015		December 2014 and January 2015		December 2014 and January 2015
Warrant D [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution					2,084,914
Warrant D [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible					Common stock
Warrants Outstanding					2,265,071
Exercise Price (in Dollars per Share)					$ 0.8400
Expiration Date					May 2013
Warrant E [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant E [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	95,368		95,368		95,368
Exercise Price (in Dollars per Share)	$ 1.4680		$ 1.4680		$ 1.4680
Expiration Date	December 2015		December 2015		December 2015
Warrant F [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant F [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	203,500		203,500		203,500
Exercise Price (in Dollars per Share)	$ 1.5000		$ 1.5000		$ 1.5000
Expiration Date	July 2015		July 2015		July 2015
Warrant G [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant G [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	3,000,830		3,000,830		3,000,830
Exercise Price (in Dollars per Share)	$ 1.5500		$ 1.5500		$ 1.5500
Expiration Date	July 2015		July 2015		July 2015
Warrant H [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant H [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Common stock		Common stock
Warrants Outstanding	200,000		200,000		200,000
Exercise Price (in Dollars per Share)	$ 3.0000		$ 3.0000		$ 3.0000
Expiration Date	December 2014 and November 2015		December 2014 and November 2015		December 2014 and November 2015
Subtotal [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution			6,492,475		8,577,389
Subtotal [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible			Subtotal
Warrants Outstanding	67,036,338		67,036,338		69,301,409
Warrant I [Member] | Warrant [Member] | Series C CPS [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant I [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution
Warrant I [Member] | Series C CPS [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible					Series C CPS
Warrants Outstanding					1,077,911
Exercise Price (in Dollars per Share)					$ 2.3193
Expiration Date					March 2014
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Subject to Anti-Dilution			6,492,475		8,577,389